Mar. 20, 2025
LeaderShares(R) AlphaFactor(R) US Core Equity ETF
LeaderShares® AlphaFactor® US Core Equity ETF
Investment Objective

The LeaderShares® AlphaFactor® US Core Equity ETF (the “US Core Equity ETF” or the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) AlphaFactor(R) US Core Equity ETF LeaderShares(R) AlphaFactor(R) US Core Equity ETF
Management Fee	0.75%	[1]
Distribution and Service(12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s advisor will pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, professional fees related to services for the collection of foreign tax reclaims, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) AlphaFactor(R) US Core Equity ETF | LeaderShares(R) AlphaFactor(R) US Core Equity ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets, including any borrowings for investment purposes, will be invested in a diversified portfolio of U.S. common stocks included in the Index. The Index, which is a proprietary index of Redwood Investment Management, LLC, the Fund’s investment advisor (the “Advisor”), utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Although the Index focuses on large-cap companies, the Index universe includes both large-and mid-cap companies as of the date of this Prospectus. As of February 3, 2025, the market capitalization range of this universe of companies was between $2.4 billion and over $3.68 trillion. Due to future market fluctuations, the market capitalization range of this universe may be lower or higher at any given time. The methodology selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, and debt-to-asset ratios. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization.

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Fund may also invest up to 20% of its assets in exchange-traded funds (“ETFs”) which are not included in the Index, but which the Advisor believes will help the Fund track the performance of the Index.

As of December 31, 2024, the Index was comprised of common stock of 100 issuers. The Index is rebalanced to equal weight and reconstituted on a quarterly basis. At the time of each reconstitution of the Index, 100 companies are selected for inclusion in the Index and equally-weighted (i.e., each of the 100 companies receives a weight of 1%). The composition of the Index will change over time. Generally, the Index is comprised of 100 issuers however, the number of issuers contained in the Index may be adjusted by the Advisor.

The Advisor uses Solactive, AG as its index calculation agent (the “Calculation Agent”), an organization that is independent of the Fund and the Advisor. The Advisor determines the composition and relative weightings of the securities in the Index and the Calculation Agent publishes information regarding the market value of the Index.

The Fund may concentrate its investments in certain sectors, which may include the information technology sector, industrials sector, consumer discretionary sector, and financials sector, to the extent that the Index concentrates in such sectors.

Principal Investment Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the LeaderShares® AlphaFactor® US Core Equity ETF, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year and by showing how the average annual total returns of the Predecessor Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index, and the AlphaFactor® US Core Equity Index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.leadersharesetfs.com, or by calling the Fund at 1-888-617-1444.

The Fund will commence operations following the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization, reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

For Calendar Years Ended December 31st for Predecessor Fund

Highest Calendar Quarter Return at NAV	23.65%	06/30/2020
Lowest Calendar Quarter Return at NAV	(29.26%)	03/31/2020

Average Annual Total Returns (For the year ended December 31, 2023)
Average Annual Returns - LeaderShares(R) AlphaFactor(R) US Core Equity ETF	Label	One Year		Five Year		Since Inception		Inception Date
LeaderShares(R) AlphaFactor(R) US Core Equity ETF	Return before taxes	18.31%		9.32%		8.81%		Oct. 01, 2018
LeaderShares(R) AlphaFactor(R) US Core Equity ETF | Return after taxes on Distributions	Return after taxes on Distributions	18.19%	[1]	9.15%	[1]	8.64%	[1]	Oct. 01, 2018	[1]
LeaderShares(R) AlphaFactor(R) US Core Equity ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	10.92%	[1]	7.35%	[1]	7.00%	[1]	Oct. 01, 2018	[1]
S&P 500 Index	S&P 500 Index	25.02%	[2]	14.53%	[2]	13.71%	[2]	Oct. 01, 2018	[2]
AlphaFactor® US Core Equity Index (reflects no deductions for fees, expenses or taxes)	AlphaFactor® US Core Equity Index (reflects no deductions for fees, expenses or taxes)	19.26%	[3]	10.24%	[3]	9.73%	[3]	Oct. 01, 2018	[3]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	The AlphaFactor® US Core Equity Index, the Advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.